Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 19, 2021
Summary of Significant Accounting Policies [Line Items]
Cash equivalents at carrying value
Cash, FDIC insured amount	250,000	250,000	250,000
Unrecognized tax benefits
Unrecognized tax benefits, Income tax penalties and interest accrued
Temporary equity, shares outstanding (in Shares)	550,941	550,941	1,019,465
Shares of common stock (in Shares)				12,850,000
Shares of common stock (in Dollars per share)				$ 11.5
Exercisable, shares (in Shares)		0
Effective tax rate expense	2.37%
Statutory rate	21.00%	21.00%	21.00%
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of common stock (in Shares)				12,850,000
Shares of common stock (in Dollars per share)		$ 9.5
Common Class A [Member] | Public And Private Placement Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of common stock for outstanding (in Shares)	12,850,000	12,850,000